Segment Information (Additions to Property, Plant and Equipment, Construction in Progress, Lease Prepayments and Other Assets) (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Additions to property, plant and equipment, construction in progress, lease prepayments and other assets
Additions to property, plant and equipment, construction in progress, lease prepayments and other assets	¥ 1,909,875	¥ 1,314,978	¥ 958,252
Synthetic fibres [member]
Additions to property, plant and equipment, construction in progress, lease prepayments and other assets
Additions to property, plant and equipment, construction in progress, lease prepayments and other assets	130,908	106,872	38,629
Resins and plastics [member]
Additions to property, plant and equipment, construction in progress, lease prepayments and other assets
Additions to property, plant and equipment, construction in progress, lease prepayments and other assets	156,189	169,330	94,935
Intermediate petrochemicals [member]
Additions to property, plant and equipment, construction in progress, lease prepayments and other assets
Additions to property, plant and equipment, construction in progress, lease prepayments and other assets	525,828	261,291	180,806
Petroleum products [member]
Additions to property, plant and equipment, construction in progress, lease prepayments and other assets
Additions to property, plant and equipment, construction in progress, lease prepayments and other assets	1,076,212	740,520	546,996
Others [member]
Additions to property, plant and equipment, construction in progress, lease prepayments and other assets
Additions to property, plant and equipment, construction in progress, lease prepayments and other assets	¥ 20,738	¥ 36,965	¥ 96,886